Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		62 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Income Statement [Abstract]
REVENUE
EXPENSES
General and administrative	2,042	2,100	10,208	2,100	20,654
Total Expenses	2,042	2,100	10,208	2,100	20,654
NET INCOME(LOSS)	$ (2,042)	$ (2,100)	$ (10,208)	$ (2,100)	$ (20,654)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	670,048	500,000	669,949	500,000
NET INCOME(LOSS) PER SHARE	$ 0.00	$ 0.00	$ (0.02)	$ 0.00